Selling and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2023
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Advertising costs	(125,289)	(88,289)
Employee benefits expenses	(3,846)	(3,000)
	(129,135)	(91,289)